UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2021
Semiannual Report
to Shareholders
DWS Short Duration Fund

Contents
3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
35	Statement of Assets and Liabilities
37	Statement of Operations
38	Statements of Changes in Net Assets
39	Financial Highlights
45	Notes to Financial Statements
62	Information About Your Fund’s Expenses
64	Liquidity Risk Management
65	Advisory Agreement Board Considerations and Fee Evaluation
70	Account Management Resources
72	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2 |	DWS Short Duration Fund

Letter to Shareholders
Dear Shareholder:
The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.
Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.
As the recovery unfolds, long-term interest rates will likely climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.
As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make strategic and tactical decisions.
We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
DWS Short Duration Fund	| 3

Performance Summary	March 31, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	1.84%	9.13%	2.90%	1.90%
Adjusted for the Maximum Sales Charge (max 2.25% load)	–0.45%	6.68%	2.43%	1.67%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.17%	1.57%	2.00%	1.57%
Class T	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	1.83%	8.99%	2.90%	1.90%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–0.71%	6.27%	2.38%	1.64%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.17%	1.57%	2.00%	1.57%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
Unadjusted for Sales Charge	1.44%	8.18%	2.13%	1.14%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.44%	8.18%	2.13%	1.14%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.17%	1.57%	2.00%	1.57%
Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/21
No Sales Charges	1.98%	9.41%	3.16%	2.32%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.17%	1.57%	2.00%	1.79%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
No Sales Charges	1.97%	9.26%	3.16%	2.15%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.17%	1.57%	2.00%	1.57%

4 |	DWS Short Duration Fund

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/21
No Sales Charges	2.09%	9.40%	3.18%	2.17%
Bloomberg Barclays 1–3 Year Government/Credit Index†	0.17%	1.57%	2.00%	1.57%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2021 are 0.85%, 0.85%, 1.60%, 0.52%, 0.66% and 0.61% for Class A, T, C, R6, S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class S shares of DWS Short Duration Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
DWS Short Duration Fund	| 5

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.25%. This results in a net initial investment of $9,775.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†	Bloomberg Barclays 1–3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.
‡	Total returns shown for periods less than one year are not annualized.

6 |	DWS Short Duration Fund

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/21	$ 8.85	$ 8.85	$ 8.84	$ 8.86	$ 8.87	$ 8.86
9/30/20	$ 8.78	$ 8.78	$ 8.77	$ 8.79	$ 8.80	$ 8.78
Distribution Information as of 3/31/21
Income Dividends, Six Months	$ .09	$ .09	$ .06	$ .10	$ .10	$ .10
March Income Dividend	$ .0138	$ .0139	$ .0079	$ .0160	$ .0158	$ .0158
SEC 30-day Yield‡‡	.86%	.86%	.14%	1.15%	1.13%	1.13%
Current Annualized Distribution Rate‡‡	1.84%	1.85%	1.05%	2.13%	2.10%	2.10%
‡‡	The SEC yield is net investment income per share earned over the month ended March 31, 2021, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 0.80%, 0.74%, 0.06%, 1.00% and 1.07% for Class A, Class T, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2021. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 1.78%, 1.73%, 0.97%, 1.97% and 2.04% for Class A, Class T, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2006.
—
Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—
Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—
Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—
BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—
Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.
—
Senior Portfolio Manager: New York.
—
BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.
DWS Short Duration Fund	| 7

Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—
Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
—
Portfolio Manager / Structured Finance Sector Head: New York
—
BS in Computer Science, Rutgers College.
Jeff Morton, CFA, Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—
Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
—
Fixed Income Portfolio Manager: New York.
—
BS in Major Industrial Management and Economics, Carnegie Mellon University.
8 |	DWS Short Duration Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/21	9/30/20
Corporate Bonds	43%	49%
Asset-Backed	19%	23%
Government & Agency Obligations	14%	6%
Commercial Mortgage-Backed Securities	11%	9%
Cash Equivalents	5%	4%
Collateralized Mortgage Obligations	4%	5%
Mortgage-Backed Securities Pass-Throughs	3%	2%
Exchange-Traded Funds	1%	1%
Short-Term U.S. Treasury Obligation	0%	—
Common Stocks	0%	0%
Warrants	0%	—
Municipal Bonds and Notes	—	1%
	100%	100%
Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents )	3/31/21	9/30/20
AAA	27%	20%
AA	15%	17%
A	17%	20%
BBB	31%	34%
BB	6%	5%
B	2%	2%
CCC	0%	1%
CC	0%	0%
C	0%	0%
D	0%	0%
Not Rated	2%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	3/31/21	9/30/20
Effective Maturity	2.6 years	2.8 years
Effective Duration	1.8 years	1.6 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 70 for contact information.
DWS Short Duration Fund	| 9

Investment Portfolio	as of March 31, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Corporate Bonds 44.6%
Communication Services 4.0%
Altice Financing SA, 144A, 7.5%, 5/15/2026	2,250,000	2,351,250
Arches Buyer, Inc., 144A, 4.25%, 6/1/2028	350,000	349,370
AT&T, Inc., 0.9%, 3/25/2024	6,000,000	6,012,805
Booking Holdings, Inc., 4.1%, 4/13/2025	2,000,000	2,228,552
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	4,534,587
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/2024	91,000	94,667
CommScope, Inc., 144A, 5.5%, 3/1/2024	2,500,000	2,578,125
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,575,525
Expedia Group, Inc., 3.8%, 2/15/2028	800,000	847,340
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	452,094
Meituan, 144A, 2.125%, 10/28/2025	720,000	716,796
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029 (a)	380,000	365,834
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,775,622
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	77,500	78,081
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 0.828% (b), 1/19/2023	1,180,000	1,173,817
144A, 1.81%, 1/26/2026	3,000,000	3,009,285
144A, 3.28%, 4/11/2024	8,000,000	8,524,240
Tencent Music Entertainment Group, 1.375%, 9/3/2025 (a)	1,000,000	979,280
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,375,380
144A, 3.5%, 4/15/2025	4,325,000	4,666,156
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	221,707
Verizon Communications, Inc., 0.75%, 3/22/2024	2,920,000	2,923,205
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026	2,000,000	2,075,210
		48,908,928
Consumer Discretionary 5.3%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,927,609
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,565,000	1,662,093
Daimler Finance North America LLC, 144A, 3.4%, 2/22/2022	3,000,000	3,078,188
Empire Communities Corp., 144A, 7.0%, 12/15/2025	830,000	874,612
The accompanying notes are an integral part of the financial statements.
10 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,383,120
4.14%, 2/15/2023	6,000,000	6,200,400
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.99%, 1.228% (b), 1/5/2023	4,000,000	4,034,216
2.9%, 2/26/2025	4,000,000	4,193,952
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,627,259
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,729,253
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.94%, 1.174% (b), 7/8/2021	5,000,000	5,005,445
144A, 1.25%, 9/18/2023	4,685,000	4,718,884
144A, 2.375%, 2/10/2023	2,089,000	2,144,358
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	340,000
Macy’s, Inc., 144A, 8.375%, 6/15/2025	70,000	77,404
Marriott International, Inc., 5.75%, 5/1/2025	1,385,000	1,589,278
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	511,058
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	330,150
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	4,097,599
144A, 3.65%, 9/21/2021	2,612,000	2,646,279
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	725,000	770,312
Ralph Lauren Corp., 1.7%, 6/15/2022	2,375,000	2,412,670
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	380,000	392,350
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,300,825
Volkswagen Group of America Finance LLC:
144A, 2.7%, 9/26/2022	3,230,000	3,335,174
144A, 2.9%, 5/13/2022	2,320,000	2,381,397
		65,763,885
Consumer Staples 0.1%
General Mills, Inc., 3-month USD-LIBOR + 0.54%, 0.763% (b), 4/16/2021	821,000	821,120
Energy 4.6%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,151,040
Antero Resources Corp., 144A, 7.625%, 2/1/2029	625,000	665,625
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	3,056,990
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	792,124
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	559,860
Canadian Natural Resources Ltd., 2.05%, 7/15/2025	1,500,000	1,516,786
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 11

	Principal Amount ($)	Value ($)
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,082,095
Ecopetrol SA, 5.875%, 9/18/2023	1,500,000	1,656,750
Energy Transfer Operating LP:
3.6%, 2/1/2023	2,000,000	2,082,815
4.05%, 3/15/2025	750,000	810,370
4.25%, 3/15/2023	880,000	928,712
Energy Transfer Partners LP, 5.0%, 10/1/2022	2,826,000	2,968,092
Gazprom PJSC via Gaz Finance PLC, 144A, 2.95%, 1/27/2029	2,000,000	1,899,008
Halliburton Co., 3.25%, 11/15/2021	4,450,000	4,495,858
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	913,495
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,188,897
Marathon Oil Corp., 3.85%, 6/1/2025	2,039,000	2,184,768
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,739,327
MPLX LP:
3-month USD-LIBOR + 1.1%, 1.285% (b), 9/9/2022	1,708,000	1,708,885
3.5%, 12/1/2022	3,330,000	3,474,754
ONEOK Partners LP, 5.0%, 9/15/2023	2,118,000	2,298,669
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,046,993
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	1,500,000	1,588,433
144A, 4.875%, 5/3/2022	1,000,000	1,038,998
Petroleos Mexicanos, 3.5%, 1/30/2023 (a)	1,000,000	1,012,500
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,081,240
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023 (a)	888,000	894,113
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,538,250
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,514,064
Valero Energy Corp., 2.7%, 4/15/2023	2,740,000	2,844,400
Western Midstream Operating LP, 3-month USD-LIBOR + 1.85%, 2.325% (b), 1/13/2023	2,000,000	1,960,424
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,432,663
		57,126,998
Financials 17.4%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026 (a)	7,000,000	6,798,850
4.875%, 1/16/2024	1,410,000	1,534,286
Air Lease Corp., 3.75%, 6/1/2026	5,000,000	5,344,500
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,783,612
4.4%, 9/25/2023	2,534,000	2,698,754
The accompanying notes are an integral part of the financial statements.
12 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Ares Capital Corp., 3.625%, 1/19/2022 (a)	8,000,000	8,166,575
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,826,051
144A, 4.25%, 4/15/2026	1,230,000	1,288,322
144A, 5.125%, 10/1/2023	670,000	714,234
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023	1,000,000	1,062,500
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	2,090,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,515,780
Banco Santander SA:
3.125%, 2/23/2023	3,200,000	3,347,901
3.5%, 4/11/2022	750,000	772,660
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,031,980
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,170,736
Bank of America Corp.:
4.0%, 1/22/2025	750,000	821,333
4.2%, 8/26/2024	3,000,000	3,308,866
Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,995,886
4.61%, 2/15/2023	5,000,000	5,165,930
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,141,674
BBVA USA:
3-month USD-LIBOR + 0.73%, 0.907% (b), 6/11/2021	6,000,000	6,003,894
3.5%, 6/11/2021	1,627,000	1,632,255
Blackstone Secured Lending Fund, 144A, 3.625%, 1/15/2026	5,385,000	5,568,787
BNP Paribas SA, 144A, 6.75%, Perpetual (c)	250,000	259,948
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,573,485
BPCE SA:
144A, 3.0%, 5/22/2022	1,500,000	1,543,106
144A, 4.875%, 4/1/2026	500,000	563,207
Canadian Imperial Bank of Commerce, 0.95%, 6/23/2023	4,800,000	4,842,491
Capital One Financial Corp., 3.9%, 1/29/2024	10,000,000	10,811,775
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,165,000
Citigroup, Inc., 5.5%, 9/13/2025	750,000	869,304
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	5,095,000	5,330,425
Country Garden Holdings Co., Ltd., REG S, 4.75%, 7/25/2022	1,000,000	1,019,000
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,019,000
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,189,663
Credit Suisse Group AG, 144A, 2.593%, 9/11/2025	1,180,000	1,223,633
Danske Bank AS, 144A, 3.001%, 9/20/2022	2,692,000	2,719,068
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 13

	Principal Amount ($)	Value ($)
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,291,208
4.682%, 8/9/2028	2,500,000	2,666,500
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,198,581
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,904,000	4,150,481
Fifth Third BanCorp., 1.625%, 5/5/2023	2,320,000	2,371,010
Global Bank Corp., 144A, 4.5%, 10/20/2021	2,875,000	2,914,675
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	2,021,239
4.7%, Perpetual (c)	3,000,000	2,955,000
6.0%, Perpetual (c)	500,000	547,375
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,623,538
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	3,037,880
Jefferies Financial Group, Inc., 5.5%, 10/18/2023	4,000,000	4,343,351
Kookmin Bank, 144A, 1.75%, 5/4/2025	800,000	811,244
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	802,385
Lloyds Banking Group PLC:
1.326%, 6/15/2023	3,500,000	3,533,752
2.438%, 2/5/2026	2,880,000	2,982,642
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,396,771
Morgan Stanley, SOFR + 0.7%, 0.725% (b), 1/20/2023	4,000,000	4,009,776
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,588,470
Natwest Group PLC, 3.498%, 5/15/2023	750,000	773,091
NatWest Markets PLC, 144A, 3-month USD-LIBOR + 1.4%, 1.593% (b), 9/29/2022	5,000,000	5,087,650
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,580,666
OneMain Finance Corp., 8.875%, 6/1/2025	690,000	764,382
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,827,664
144A, 5.25%, 8/15/2022	450,000	472,418
REC Ltd., 144A, 4.75%, 5/19/2023 (a)	1,423,000	1,508,793
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,420,942
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,840,309
144A, 4.25%, 9/14/2023	2,980,000	3,219,678
Standard Chartered PLC:
144A, 1.214%, 3/23/2025 (a)	1,180,000	1,182,343
144A, 1.319%, 10/14/2023	2,500,000	2,515,875
144A, 2.744%, 9/10/2022	2,800,000	2,824,777
144A, 4.247%, 1/20/2023	4,660,000	4,790,432
144A, 4.75%, Perpetual (c)	635,000	632,778
Synchrony Bank, 3.0%, 6/15/2022	5,300,000	5,443,093
Synchrony Financial, 4.375%, 3/19/2024	180,000	196,235
The accompanying notes are an integral part of the financial statements.
14 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	772,158
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	990,920
		214,004,553
Health Care 1.2%
AbbVie, Inc., 2.3%, 11/21/2022	3,080,000	3,169,308
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,463,173
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	1,620,000	1,657,260
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.63%, 0.831% (b), 6/25/2021	3,435,000	3,437,576
CVS Pass-Through Trust, 6.036%, 12/10/2028	1,006,401	1,174,091
HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,149,358
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	566,375
Utah Acquisition Sub, Inc., 3.15%, 6/15/2021	2,500,000	2,507,893
		15,125,034
Industrials 3.2%
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,860,200
5.04%, 5/1/2027	5,000,000	5,700,340
Bombardier, Inc., 144A, 6.0%, 10/15/2022	2,000,000	2,000,000
Cemex SAB de CV, 144A, 7.375%, 6/5/2027	500,000	566,085
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,185,000	2,222,008
Colfax Corp., 144A, 6.0%, 2/15/2024	635,000	654,685
DAE Funding LLC, 144A, 5.25%, 11/15/2021	2,000,000	2,035,000
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,999,731
3.4%, 4/19/2021	1,818,000	1,817,982
144A, 4.5%, 10/20/2025	520,000	555,047
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	345,345
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,195,600
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	2,166,862
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	259,463
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	1,235,000	1,298,294
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,642,641
Ryder System, Inc., 2.875%, 6/1/2022	1,350,000	1,383,597
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,669,051
Southwest Airlines Co., 4.75%, 5/4/2023	2,300,000	2,483,299
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	225,000	254,250
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 15

	Principal Amount ($)	Value ($)
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,542,775
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	410,063
		40,062,318
Information Technology 2.2%
Broadcom, Inc., 4.11%, 9/15/2028	2,261,000	2,471,839
CDW LLC, 4.125%, 5/1/2025	560,000	582,400
Dell International LLC, 144A, 5.45%, 6/15/2023	7,200,000	7,868,569
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,324,637
Microchip Technology, Inc.:
144A, 2.67%, 9/1/2023	1,250,000	1,301,790
144A, 4.25%, 9/1/2025	170,000	177,607
NXP BV:
144A, 2.7%, 5/1/2025	190,000	199,265
144A, 4.625%, 6/1/2023	4,000,000	4,332,910
Oracle Corp., 2.5%, 4/1/2025	2,040,000	2,143,464
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,933,506
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,076,864
		27,412,851
Materials 2.6%
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	2,081,100
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	772,018
CNAC HK Finbridge Co., Ltd., REG S, 3.5%, 7/19/2022	2,000,000	2,040,331
Constellium SE, 144A, 5.75%, 5/15/2024	2,000,000	2,025,000
DuPont de Nemours, Inc., 2.169%, 5/1/2023	6,180,000	6,206,089
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	486,000	494,505
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,729,396
144A, 4.125%, 3/12/2024	3,480,000	3,767,835
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	384,545
Indonesia Asahan Aluminium Persero PT, 144A, 4.75%, 5/15/2025	1,500,000	1,630,050
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025	705,000	707,644
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,688,114
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,316,700
Nucor Corp., 2.0%, 6/1/2025	630,000	646,316
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,612,596
Tronox, Inc.:
144A, 4.625%, 3/15/2029	1,230,000	1,231,537
144A, 6.5%, 5/1/2025	1,500,000	1,608,750
		31,942,526
The accompanying notes are an integral part of the financial statements.
16 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Real Estate 1.3%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	517,000	512,670
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	453,105
(REIT), 4.75%, 10/1/2024	890,000	925,960
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	462,000	487,271
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	5,000,000	5,110,785
Realogy Group LLC, 144A, 7.625%, 6/15/2025	800,000	873,440
Shimao Group Holdings Ltd., REG S, (REIT), 4.75%, 7/3/2022	2,580,000	2,621,157
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,100,000	2,263,256
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,178,788
		15,426,432
Utilities 2.7%
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,250,000	2,249,512
Calpine Corp., 144A, 5.25%, 6/1/2026	1,341,000	1,378,883
CenterPoint Energy, Inc., 3.6%, 11/1/2021	1,270,000	1,293,480
Comision Federal de Electricidad, 144A, 4.875%, 5/26/2021	2,500,000	2,506,275
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,242,839
DTE Energy Co., 2.6%, 6/15/2022	2,330,000	2,385,041
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,903,436
Exelon Corp., 2.45%, 4/15/2021	2,215,000	2,216,240
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	952,690
144A, 2.625%, 6/19/2022 (a)	2,665,000	2,734,087
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	899,888
Pacific Gas and Electric Co., 1.75%, 6/16/2022	9,000,000	9,013,660
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 5.5%, 11/22/2021 (a)	1,023,000	1,052,411
Southern California Edison Co., Series E, 3.7%, 8/1/2025	800,000	873,717
State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,531,243
		33,233,402
Total Corporate Bonds (Cost $533,113,084)		549,828,047
Mortgage-Backed Securities Pass-Throughs 3.3%
Federal National Mortgage Association:
2.0%, 4/1/2036 (d)	40,000,000	41,046,400
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 17

	Principal Amount ($)	Value ($)
12-month USD-LIBOR + 1.77%, 2.395% (b), 9/1/2038	7,947	8,204
3.0%, with various maturities from 5/1/2027 until 6/1/2027	189,230	200,252
4.5%, 4/1/2023	6,261	6,424
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039	92,061	98,845
7.0%, 6/20/2038	2,842	3,357
Total Mortgage-Backed Securities Pass-Throughs (Cost $41,611,099)		41,363,482
Asset-Backed 19.5%
Automobile Receivables 6.6%
AmeriCredit Automobile Receivables Trust:
“C” , Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,131,122
“C” , Series 2019-2, 2.74%, 4/18/2025	1,840,000	1,910,760
“D” , Series 2017-1, 3.13%, 1/18/2023	3,420,000	3,461,836
Avis Budget Rental Car Funding AESOP LLC, “B” , Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	1,042,618
Canadian Pacer Auto Receivables Trust:
“C” , Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,156,583
“B” , Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,031,709
CarMax Auto Owner Trust, “C” , Series 2020-3, 1.69%, 4/15/2026	750,000	765,880
Chase Auto Credit Linked Notes:
“C” , Series 2021-1, 144A, 1.024%, 9/25/2028	1,250,000	1,249,805
“D” , Series 2020-2, 144A, 1.487%, 2/25/2028	750,230	752,219
“E” , Series 2021-1, 144A, 2.365%, 9/25/2028	662,000	661,878
“E” , Series 2020-2, 144A, 3.072%, 2/25/2028	1,236,970	1,244,603
“E” , Series 2020-1, 144A, 3.715%, 1/25/2028	2,595,087	2,634,199
CPS Auto Receivables Trust:
“B” , Series 2020-B, 144A, 2.11%, 4/15/2026	2,341,000	2,371,695
“B” , Series 2019-C, 144A, 2.63%, 8/15/2023	687,055	690,253
“C” , Series 2018-A, 144A, 3.05%, 12/15/2023	505,563	506,557
“B” , Series 2019-B, 144A, 3.09%, 4/17/2023	589,121	590,936
“D” , Series 2017-D, 144A, 3.73%, 9/15/2023	2,181,453	2,210,755
“C” , Series 2018-D, 144A, 3.83%, 9/15/2023	2,300,542	2,325,515
CPS Auto Trust, “D” , Series 2016-D, 144A, 4.53%, 1/17/2023	163,275	164,491
Flagship Credit Auto Trust:
“C” , Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	695,218
“C” , Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	766,945
“C” , Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,192,425
The accompanying notes are an integral part of the financial statements.
18 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“C” , Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,302,172
“B” , Series 2020-2, 144A, 2.61%, 4/15/2026	2,500,000	2,577,951
“C” , Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,811,976
“C” , Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	531,849
“D” , Series 2016-4, 144A, 3.89%, 11/15/2022	975,097	986,699
“E” , Series 2016-3, 144A, 6.25%, 10/15/2023	980,000	999,489
Ford Credit Floorplan Master Owner Trust:
“A” , Series 2019-1, 2.84%, 3/15/2024	2,051,000	2,099,714
“A1” , Series 2018-3, 3.52%, 10/15/2023	520,000	529,074
Foursight Capital Automobile Receivables Trust:
“B” , Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,276,923
“C” , Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,558,939
“A3” , Series 2019-1, 144A, 2.67%, 3/15/2024	2,500,000	2,524,218
“B” , Series 2018-2, 144A, 3.8%, 11/15/2023	1,140,000	1,156,571
GMF Floorplan Owner Revolving Trust:
“C” , Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	706,067
“C” , Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	470,095
“A1” , Series 2018-4, 144A, 3.5%, 9/15/2023	319,000	323,706
Hertz Vehicle Financing II LP:
“A” , Series 2019-3A, 144A, 2.67%, 12/26/2025	136,350	136,721
“A” , Series 2016-2A, 144A, 2.95%, 3/25/2022	584,787	586,618
“A” , Series 2017-1A, 144A, 2.96%, 10/25/2021	157,664	158,347
“B” , Series 2019-3A, 144A, 3.03%, 12/26/2025	4,500,000	4,500,839
“A” , Series 2017-2A, 144A, 3.29%, 10/25/2023	788,523	792,287
“A” , Series 2019-1A, 144A, 3.71%, 3/25/2023	593,984	596,375
“C” , Series 2018-1A, 144A, 4.39%, 2/25/2024	1,500,000	1,491,776
Santander Consumer Auto Receivables Trust, “B” , Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,030,545
Santander Drive Auto Receivables Trust:
“C” , Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,198,904
“C” , Series 2020-3, 1.12%, 1/15/2026	2,000,000	2,015,300
“C” , Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,773,551
“C” , Series 2019-3, 2.49%, 10/15/2025	4,300,000	4,378,306
“C” , Series 2019-1, 3.42%, 4/15/2025	250,000	252,954
“C” , Series 2018-5, 3.81%, 12/16/2024	1,175,011	1,183,726
Tesla Auto Lease Trust:
“C” , Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,013,430
“B” , Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	3,075,869
United Auto Credit Securitization Trust, “B” , Series 2020-1, 144A, 1.47%, 11/10/2022	2,000,000	2,008,038
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 19

	Principal Amount ($)	Value ($)
World Omni Select Auto Trust:
“C” , Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,546,721
“B” , Series 2018-1A, 144A, 3.68%, 7/15/2023	761,214	763,644
		80,917,396
Credit Card Receivables 1.7%
Evergreen Credit Card Trust, “C” , Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	921,693
Fair Square Issuance Trust, “A” , Series 2020-AA, 144A, 2.9%, 9/20/2024	2,540,000	2,568,505
First National Master Note Trust, “A” , Series 2018-1, 1-month USD-LIBOR + 0.46%, 0.566% (b), 10/15/2024	750,000	751,458
Genesis Sales Finance Master Trust, “A” , Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	502,935
Mercury Financial Credit Card Master Trust, “A” , Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,500,529
Synchrony Credit Card Master Note Trust:
“C” , Series 2016-2, 2.95%, 5/15/2024	400,000	401,193
“C” , Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,429,851
World Financial Network Credit Card Master Trust:
“M” , Series 2016-A, 2.33%, 4/15/2025	5,000,000	5,017,525
“A” , Series 2019-B, 2.49%, 4/15/2026	2,000,000	2,050,289
“A” , Series 2019-A, 3.14%, 12/15/2025	2,500,000	2,561,318
		20,705,296
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, “M3” , Series 2004-3, 1-month USD-LIBOR + 1.05%, 1.159% (b), 12/25/2034	395,501	392,308
People’s Choice Home Loan Securities Trust, “A3” , Series 2004-1, 1-month USD-LIBOR + 1.04%, 1.149% (b), 6/25/2034	1,508,945	1,455,863
Renaissance Home Equity Loan Trust:
“AF1” , Series 2006-4, 5.545%, 1/25/2037	57,490	29,445
“AF1” , Series 2007-2, 5.893%, 6/25/2037	340,249	136,794
Southern Pacific Secured Asset Corp., “A8” , Series 1998-2, 6.37%, 7/25/2029	464	484
		2,014,894
Miscellaneous 10.6%
Apidos CLO XXXII, “A2” , Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 1.874% (b), 1/20/2033	2,500,000	2,508,937
Applebee’s Funding LLC, “A2I” , Series 2019-1A, 144A, 4.194%, 6/7/2049	2,786,000	2,860,943
The accompanying notes are an integral part of the financial statements.
20 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Ares XXIX CLO Ltd., “A2R” , Series 2014-1A, 144A, 3-month USD-LIBOR + 1.6%, 1.826% (b), 4/17/2026	4,717,303	4,718,186
Atrium XIII, “A2” , Series 13A, 144A, 3-month USD-LIBOR + 1.25%, 1.468% (b), 11/21/2030	2,250,000	2,250,036
Atrium XIV LLC, “B” , Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 1.923% (b), 8/23/2030	4,250,000	4,250,229
Babson CLO Ltd.:
“BR” , Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.624% (b), 1/20/2031	2,000,000	1,984,842
“A2R” , Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.668% (b), 7/23/2030	1,500,000	1,500,168
“BR” , Series 2014-IA, 144A, 3-month USD-LIBOR + 2.2%, 2.424% (b), 7/20/2025	500,000	500,198
Battalion CLO XV Ltd., “B” , Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 1.923% (b), 1/17/2033	5,000,000	5,011,280
Carlyle Global Market Strategies CLO Ltd., “BR2” , Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 1.623% (b), 4/17/2031	4,000,000	3,960,944
CF Hippolyta LLC:
“B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	919,000	916,239
“B1” , Series 2020-1, 144A, 2.28%, 7/15/2060	2,545,011	2,587,492
Countrywide Home Equity Loan Trust, “2A” , Series 2006-I, 1-month USD-LIBOR + 0.14%, 0.246% (b), 1/15/2037	1,140,183	1,099,478
Credit-Based Asset Servicing and Securitization LLC, “AF2” , Series 2006-CB2, 3.1%, 12/25/2036	2,111,687	2,109,412
DB Master Finance LLC, “A2I” , Series 2019-1A, 144A, 3.787%, 5/20/2049	1,566,150	1,598,084
Dell Equipment Finance Trust:
“C” , Series 2020-2, 144A, 1.37%, 1/22/2024	1,500,000	1,516,213
“C” , Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,521,913
“D” , Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,627,297
“C” , Series 2018-1, 144A, 3.53%, 6/22/2023	1,000,000	1,003,878
“C” , Series 2018-2, 144A, 3.72%, 10/22/2023	2,000,000	2,029,819
Domino’s Pizza Master Issuer LLC:
“A2II” , Series 2017-1A, 144A, 3.082%, 7/25/2047	10,999,800	11,017,290
“A2” , Series 2019-1A, 144A, 3.668%, 10/25/2049	1,980,000	2,081,158
Dryden 49 Senior Loan Fund, “B” , Series 2017-49A, 144A, 3-month USD-LIBOR + 1.7%, 1.923% (b), 7/18/2030	570,000	570,040
Dryden XXVIII Senior Loan Fund, “A2LR” , Series 2013-28A, 144A, 3-month USD-LIBOR + 1.65%, 1.844% (b), 8/15/2030	2,000,000	2,000,694
Flatiron CLO Ltd., “B” , Series 2018-1A, 144A, 3-month USD-LIBOR + 1.35%, 1.573% (b), 4/17/2031	2,500,000	2,500,085
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 21

	Principal Amount ($)	Value ($)
Galaxy XV CLO Ltd., “AR” , Series 2013-15A, 144A, 3-month USD-LIBOR + 1.2%, 1.441% (b), 10/15/2030	1,565,000	1,565,153
Hilton Grand Vacations Trust:
“A” , Series 2019-AA, 144A, 2.34%, 7/25/2033	653,211	673,359
“B” , Series 2017-AA, 144A, 2.96%, 12/26/2028	501,672	510,943
HPEFS Equipment Trust:
“C” , Series 2020-2A, 144A, 2.0%, 7/22/2030	1,610,000	1,645,920
“C” , Series 2019-1A, 144A, 2.49%, 9/20/2029	860,000	876,534
LCM LP, “BR2” , Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 1.991% (b), 10/15/2031	2,120,000	2,120,081
MVW LLC:
“A” , Series 2020-1A, 144A, 1.74%, 10/20/2037	420,189	427,229
“B” , Series 2019-2A, 144A, 2.44%, 10/20/2038	1,142,842	1,161,139
“B” , Series 2020-1A, 144A, 2.73%, 10/20/2037	420,189	432,774
MVW Owner Trust, “A” , Series 2019-1A, 144A, 2.89%, 11/20/2036	2,127,727	2,182,274
Neuberger Berman CLO XVII Ltd., “A2R2” , Series 2014-18A, 144A, 3-month USD-LIBOR + 1.7%, 1.924% (b), 10/21/2030	1,800,000	1,800,171
Neuberger Berman Loan Advisers CLO Ltd.:
“A2” , Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.623% (b), 10/19/2031	2,000,000	2,000,004
“B” , Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.641% (b), 1/15/2030	6,000,000	6,000,210
NRZ Excess Spread-Collateralized Notes, “A” , Series 2020-PLS1, 144A, 3.844%, 12/25/2025	909,433	918,772
Octagon Investment Partners XVI Ltd., “BR” , Series 2013-1A, 144A, 3-month USD-LIBOR + 1.6%, 1.823% (b), 7/17/2030	9,000,000	8,994,960
Regatta XVIII Funding Ltd., “B” , Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.541% (b), 1/15/2034	3,000,000	3,000,297
Sierra Timeshare Receivables Funding LLC, “B” , Series 2020-2A, 144A, 2.32%, 7/20/2037	937,792	954,131
Taco Bell Funding LLC, “A2I” , Series 2018-1A, 144A, 4.318%, 11/25/2048	3,910,000	3,929,237
Towd Point Mortgage Trust, “A1” , Series 2019-MH1, 144A, 3.0%, 11/25/2058	1,534,697	1,571,396
Transportation Finance Equipment Trust:
“A4” , Series 2019-1, 144A, 1.88%, 3/25/2024	1,500,000	1,536,090
“C” , Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,277,497
Venture XXVIII CLO Ltd., “A2” , Series 2017-28A, 144A, 3-month USD-LIBOR + 1.11%, 1.334% (b), 7/20/2030	1,000,000	998,561
Voya CLO Ltd.:
“A1R” , Series 2015-1A, 144A, 3-month USD-LIBOR + 0.9%, 1.123% (b), 1/18/2029	3,015,000	3,008,340
The accompanying notes are an integral part of the financial statements.
22 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“A1RR” , Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.243% (b), 4/17/2030	6,906,473	6,907,405
“A3R” , Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 1.973% (b), 10/18/2031	4,500,000	4,500,504
“A2AR” , Series 2012-4A, 144A, 3-month USD-LIBOR + 1.9%, 2.141% (b), 10/15/2030	6,000,000	6,000,552
Zais CLO13 Ltd., “A1A” , Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 1.731% (b), 7/15/2032	2,500,000	2,508,418
		131,226,806
Student Loans 0.4%
SLM Student Loan Trust, “A6” , Series 2004-1, 144A, 3-month USD-LIBOR + 0.75%, 0.968% (b), 7/25/2039	5,500,000	5,498,264
Total Asset-Backed (Cost $237,933,345)		240,362,656
Commercial Mortgage-Backed Securities 10.9%
20 Times Square Trust, “B” , Series 2018-20TS, 144A, 3.1% (b), 5/15/2035	2,500,000	2,497,482
Atrium Hotel Portfolio Trust, “B” , Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.536% (b), 6/15/2035	3,500,000	3,491,157
BAMLL Commercial Mortgage Securities Trust:
“B” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.256% (b), 9/15/2034	3,500,000	3,484,596
“C” , Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.456% (b), 9/15/2034	1,000,000	992,558
BBCMS Mortgage Trust, “A” , Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 0.828% (b), 3/15/2037	4,000,000	3,959,961
BFLD TRUST, “B” , Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.446% (b), 10/15/2034	1,500,000	1,497,180
BHMS Mortgage Trust, “A” , Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 1.356% (b), 7/15/2035	2,500,000	2,498,450
BPR Trust, “C” , Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.656% (b), 2/15/2029	1,431,100	1,431,098
BX Commercial Mortgage Trust:
“C” , Series 2018-IND, 144A, 1-month USD-LIBOR + 1.1%, 1.206% (b), 11/15/2035	1,160,526	1,160,526
“B” , Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.406% (b), 4/15/2034	3,500,000	3,478,277
“D” , Series 2018-IND, 144A, 1-month USD-LIBOR + 1.3%, 1.406% (b), 11/15/2035	350,000	350,000
“D” , Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 1.806% (b), 10/15/2037	1,680,000	1,679,999
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 23

	Principal Amount ($)	Value ($)
BXP Trust:
“A” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 0.956% (b), 11/15/2034	500,000	493,166
“B” , Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.206% (b), 11/15/2034	3,960,000	3,803,088
CHT Mortgage Trust, “A” , Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.036% (b), 11/15/2036	1,200,000	1,200,361
Citigroup Commercial Mortgage Trust:
“A3” , Series 2016-C2, 2.575%, 8/10/2049	2,000,000	2,072,042
“AS” , Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,558,878
“B” , Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	2,116,957
“B” , Series 2013-GC11, 3.732%, 4/10/2046	500,000	518,566
“C” , Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	909,759
“C” , Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	3,232,319
Cold Storage Trust, “D” , Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 2.206% (b), 11/15/2037	4,914,953	4,921,119
COMM Mortgage Trust:
“AM” , Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,242,752
“AM” , Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,557,828
“B” , Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,865,783
“B” , Series 2013-CR10, 144A, 4.79%, 8/10/2046	2,850,000	3,061,258
Credit Suisse Mortgage Trust:
“B” , Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.106% (b), 10/15/2037	2,756,000	2,775,809
“A” , Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.25% (b), 12/15/2035	1,500,000	1,514,883
“C” , Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,034,305
DBCG Mortgage Trust, “A” , Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.7%, 0.806% (b), 6/15/2034	3,920,000	3,917,632
DBGS Mortgage Trust, “B” , Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.83%, 0.936% (b), 6/15/2033	2,500,000	2,496,938
DBWF Mortgage Trust, “C” , Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.75%, 1.86% (b), 12/19/2030	250,000	248,759
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P” , Series KL05, Interest Only, 0.892%, 6/25/2029	17,800,000	1,203,031
“X1” , Series K058, Interest Only, 0.924%, 8/25/2026	23,283,948	1,027,733
“X1” , Series K722, Interest Only, 1.308%, 3/25/2023	14,633,782	269,052
Fontainebleau Miami Beach Trust, “D” , Series 2019-FBLU, 144A, 3.963%, 12/10/2036	5,000,000	5,193,587
Freddie Mac Multifamily Structured Credit Risk:
“M1” , Series 2021-MN1, 144A, SOFR + 2.0%, 2.017% (b), 1/25/2051	1,183,975	1,186,911
The accompanying notes are an integral part of the financial statements.
24 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
“M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.767% (b), 1/25/2051	1,808,000	1,885,626
FREMF Mortgage Trust, “B” , Series 2012-K23, 144A, 3.657%, 10/25/2045	1,750,000	1,815,688
GS Mortgage Securities Trust, “AS” , Series 2013-GC13, 144A, 4.085%, 7/10/2046	1,000,000	1,065,154
GSCG Trust, “C” , Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	1,004,601
Hawaii Hotel Trust, “A” , Series 2019-MAUI, 144A, 1-month USD-LIBOR + 1.15%, 1.256% (b), 5/15/2038	1,000,000	1,000,610
Hilton Orlando Trust, “A” , Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 1.026% (b), 12/15/2034	2,500,000	2,499,227
Hospitality Mortgage Trust, “B” , Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.456% (b), 11/15/2036	3,441,877	3,437,740
IMT Trust, “BFL” , Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.056% (b), 6/15/2034	4,518,741	4,513,798
InTown Hotel Portfolio Trust, “C” , Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.606% (b), 1/15/2033	2,260,000	2,251,520
KKR Industrial Portfolio Trust, “E” , Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.656% (b), 12/15/2037	625,000	623,441
Morgan Stanley Bank of America Merrill Lynch Trust, “300B” , Series 2014-C18, 3.996%, 8/15/2031	750,000	794,398
Morgan Stanley Capital I Trust:
“A” , Series 2018-SUN, 144A, 1-month USD-LIBOR + 0.9%, 1.006% (b), 7/15/2035	1,217,000	1,216,256
“B” , Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.306% (b), 7/15/2035	1,568,800	1,566,900
MRCD Mortgage Trust, “C” , Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	5,069,368
MTRO Commercial Mortgage Trust:
“C” , Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.406% (b), 12/15/2033	250,000	249,368
“D” , Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 1.906% (b), 12/15/2033	2,500,000	2,489,266
Multifamily Connecticut Avenue Securities Trust, “M7” , Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.809% (b), 10/15/2049	2,182,291	2,175,994
Natixis Commercial Mortgage Securities Trust:
“B” , Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 1.06% (b), 7/15/2033	3,500,000	3,429,708
“C” , Series 2018-285M, 144A, 3.79%, 11/15/2032	2,000,000	2,056,507
NYT Mortgage Trust, “B” , Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.506% (b), 12/15/2035	500,000	499,906
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 25

	Principal Amount ($)	Value ($)
One New York Plaza Trust:
“AJ” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.356% (b), 1/15/2026	2,378,000	2,392,742
“B” , Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 1.606% (b), 1/15/2026	1,166,000	1,177,667
UBS Commercial Mortgage Trust:
“XA” , Series 2017-C7, Interest Only, 1.03%, 12/15/2050	28,822,285	1,454,116
“XA” , Series 2017-C1, Interest Only, 1.524%, 6/15/2050	22,423,986	1,609,672
Wells Fargo Commercial Mortgage Trust:
“C” , Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 1.906% (b), 2/15/2040	2,564,000	2,571,879
“A” , Series 2019-JWDR, 144A, 2.501%, 9/15/2031	200,000	201,879
“A2” , Series 2016-C34, 2.603%, 6/15/2049	448,836	449,529
“D” , Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 2.606% (b), 2/15/2040	1,000,000	1,006,171
“A3” , Series 2012-LC5, 2.918%, 10/15/2045	1,985,002	2,036,550
“ASB” , Series 2015-C31, 3.487%, 11/15/2048	184,345	196,027
WFRBS Commercial Mortgage Trust:
“B” , Series 2013-C13, 3.553%, 5/15/2045	4,000,000	4,158,422
“AS” , Series 2014-C24, 3.931%, 11/15/2047	240,000	254,057
Total Commercial Mortgage-Backed Securities (Cost $133,361,677)		134,097,587
Collateralized Mortgage Obligations 3.7%
Angel Oak Mortgage Trust, “A1” , Series 2019-3, 144A, 2.93%, 5/25/2059	1,912,700	1,923,610
Banc of America Mortgage Securities, Inc.:
“2A3” , Series 2005-J, 2.613%, 11/25/2035	89,831	90,659
“2A8” , Series 2003-J, 2.618%, 11/25/2033	181,801	178,402
“A15” , Series 2006-2, 6.0%, 7/25/2046	8,659	8,417
Bear Stearns Adjustable Rate Mortgage Trust, “5A” , Series 2003-8, 2.294%, 1/25/2034	366,879	359,403
BRAVO Residential Funding Trust:
“A1” , Series 2021-HE1, 144A, SOFR + 0.75%, 0.781% (b), 1/25/2070 (e)	2,914,289	2,914,289
“A1” , Series 2019-NQM1, 144A, 2.666%, 7/25/2059	1,595,312	1,613,629
Chase Mortgage Reference Notes, “M1” , Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 2.368% (b), 10/25/2057	2,667,723	2,720,941
COLT Mortgage Loan Trust, “A1” , Series 2020-1, 144A, 2.488%, 2/25/2050	1,705,787	1,721,642
The accompanying notes are an integral part of the financial statements.
26 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust:
“1M2” , Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.259% (b), 9/25/2031	130,410	130,716
“1M2” , Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.409% (b), 8/25/2031	202,828	203,155
Countrywide Home Loan Mortgage Pass Through Trust, “5A1” , Series 2005-HY10, 2.907%, 2/20/2036	48,090	39,219
Credit Suisse First Boston Mortgage Securities Corp., “5A1” , Series 2004-7, 5.0%, 10/25/2019	71,954	71,470
Deephaven Residential Mortgage Trust, “A3” , Series 2019-2A, 144A, 3.763%, 4/25/2059	1,197,978	1,200,875
Fannie Mae Connecticut Avenue Securities:
“1M2” , Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.109% (b), 3/25/2031	209,723	208,804
“1M2” , Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.459% (b), 1/25/2031	390,553	390,553
Federal Home Loan Mortgage Corp.:
“LB” , 3.25%, 2/15/2043	2,310,684	2,316,633
“LA” , Series 1343, 8.0%, 8/15/2022	4,428	4,582
“PK” , Series 1751, 8.0%, 9/15/2024	45,020	49,367
Federal National Mortgage Association:
“DE” , Series 2014-18, 4.0%, 8/25/2042	795,564	830,876
“IM” , Series 2014-72, Interest Only, 4.5%, 3/25/2044	2,356,766	256,785
“2” , Series 350, Interest Only, 5.5%, 3/25/2034	77,709	15,049
“1A6” , Series 2007-W8, 6.715%, 9/25/2037	445,806	497,489
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2” , Series 2020-DNA6, 144A, SOFR + 2.0%, 2.017% (b), 12/25/2050	3,000,000	2,987,061
“M2” , Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.559% (b), 3/25/2049	613,092	613,860
“M2” , Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.759% (b), 1/25/2049	93,103	93,619
FWD Securitization Trust:
“A1” , Series 2020-INV1, 144A, 2.24%, 1/25/2050	1,796,066	1,828,773
“A1” , Series 2019-INV1, 144A, 2.81%, 6/25/2049	631,774	654,043
GCAT LLC, “A1” , Series 2019-NQM1, 144A, 2.985%, 2/25/2059	2,588,015	2,596,760
Government National Mortgage Association:
“IT” , Series 2013-82, Interest Only, 3.5%, 5/20/2043	14,125,155	1,901,049
“PI” , Series 2015-40, Interest Only, 4.0%, 4/20/2044	2,080,070	144,120
“IP” , Series 2009-118, Interest Only, 6.5%, 12/16/2039	234,348	53,756
GS Mortgage-Backed Securities Trust, “A2” , Series 2020-NQM1, 144A, 1.791%, 9/27/2060	380,144	383,021
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 27

	Principal Amount ($)	Value ($)
J.P. Morgan Wealth Management:
“M2” , Series 2021-CL1, 144A, SOFR + 1.55%, 1.567% (b), 3/25/2051	2,059,140	2,059,139
“M3” , Series 2021-CL1, 144A, SOFR + 1.8%, 1.817% (b), 3/25/2051	1,042,714	1,042,713
“M4” , Series 2021-CL1, 144A, SOFR + 2.75%, 2.767% (b), 3/25/2051	1,156,623	1,156,622
JPMorgan Mortgage Trust, “6A1” , Series 2005-A6, 2.75%, 8/25/2035	197,417	200,077
Merrill Lynch Mortgage Investors Trust, “1A” , Series 2004-1, 2.056%, 12/25/2034	9,547	9,728
MFA Trust, “A3” , Series INV1, 144A, 1.262%, 1/25/2056	746,661	744,374
New Residential Mortgage Loan Trust, “A1” , Series 2019-NQM3, 144A, 2.802%, 7/25/2049	1,031,252	1,036,653
Prudential Home Mortgage Securities Co., Inc., “4B” , Series 1994-A, 144A, 6.73%, 4/28/2024	988	1,000
Residential Accredit Loans, Inc., “A1” , Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products, Inc.:
“A5” , Series 2005-SL1, 6.5%, 5/25/2032	102,598	96,662
“A4” , Series 2004-SL4, 7.0%, 7/25/2032	87,970	87,961
“A3” , Series 2004-SL3, 7.5%, 12/25/2031	129,693	126,573
Sequoia Mortgage Trust:
“2A1” , Series 2013-1, 1.855%, 2/25/2043	782,983	782,351
“A10” , Series 2017-CH2, 144A, 4.0%, 12/25/2047	421,701	422,705
“A10” , Series 2018-CH1, 144A, 4.0%, 2/25/2048	281,311	282,106
“A10” , Series 2019-CH3, 144A, 4.0%, 9/25/2049	682,060	688,656
STACR Trust:
“M2” , Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.209% (b), 9/25/2048	540,541	538,517
“M2” , Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 2.259% (b), 12/25/2030	1,350,000	1,349,153
Starwood Mortgage Residential Trust, “A3” , Series 2020-INV1, 144A, 1.593%, 11/25/2055	1,482,558	1,484,280
Verus Securitization Trust:
“A2” , Series 2020-4, 144A, 1.912%, 5/25/2065	1,781,720	1,803,855
“A1” , Series 2020-INV1, 144A, 1.977%, 3/25/2060	324,196	329,007
“A1” , Series 2020-2, 144A, 2.226%, 5/25/2060	328,035	331,426
“A1” , Series 2019-INV2, 144A, 2.913%, 7/25/2059	581,702	592,723
“A1” , Series 2019-INV1, 144A, 3.402%, 12/25/2059	1,004,043	1,015,834
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9” , Series 2003-S9, 5.25%, 10/25/2033	296,033	304,372
Total Collateralized Mortgage Obligations (Cost $45,879,388)		45,489,240
The accompanying notes are an integral part of the financial statements.
28 |	DWS Short Duration Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligations 14.4%
Other Government Related (f) 1.2%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	1,800,000	1,806,401
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,128,560
4.375%, 6/15/2022	2,000,000	2,086,080
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,186,000	2,235,185
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	2,000,000	2,088,624
Gazprom OAO, 144A, 4.95%, 7/19/2022	500,000	522,856
Vnesheconombank:
144A, 5.942%, 11/21/2023	500,000	548,900
144A, 6.025%, 7/5/2022	1,500,000	1,578,300
		14,994,906
Sovereign Bonds 1.0%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025 (a)	1,896,000	1,998,839
Export-Import Bank of Korea, 3.5%, 11/27/2021	1,455,000	1,484,086
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,067,356
Republic of Namibia, 144A, 5.5%, 11/3/2021	1,500,000	1,519,770
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,052,510
Republic of Turkey, 5.6%, 11/14/2024	1,000,000	978,180
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,200,320
State of Qatar, Series 144A, 144A, 3.4%, 4/16/2025	2,000,000	2,172,500
		12,473,561
U.S. Treasury Obligations 12.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/2023	11,331,100	11,883,491
U.S. Treasury Notes:
0.125%, 1/31/2023	20,000,000	19,990,625
0.125%, 9/15/2023	30,000,000	29,917,969
0.25%, 5/31/2025	20,000,000	19,618,750
1.375%, 6/30/2023	20,000,000	20,525,000
1.875%, 3/31/2022	5,000,000	5,089,453
2.25%, 4/15/2022	5,000,000	5,112,500
2.25%, 11/15/2024	10,000,000	10,612,109
2.5%, 1/15/2022	7,000,000	7,134,531
2.5%, 2/15/2022	5,000,000	5,105,859
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 29

	Principal Amount ($)	Value ($)
2.625%, 12/15/2021	5,000,000	5,090,430
2.75%, 7/31/2023	10,000,000	10,589,063
		150,669,780
Total Government & Agency Obligations (Cost $177,422,154)		178,138,247
Short-Term U.S. Treasury Obligation 0.2%
U.S. Treasury Bills, 0.126% (g), 6/17/2021 (h) (Cost $2,589,188)	2,590,000	2,589,917
	Shares	Value ($)
Exchange-Traded Funds 1.0%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	25,000	1,145,250
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	379,610	10,374,741
Xtrackers Short Duration High Yield Bond ETF (a) (i)	5,250	251,134
Total Exchange-Traded Funds (Cost $10,466,532)		11,771,125
Common Stocks 0.0%
Answers Corp.* (e) (Cost $256,895)	2,220	0
Warrants 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (e) (Cost $713,521)	6,166	0
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (j) (k) (Cost $14,543,360)	14,543,360	14,543,360
Cash Equivalents 5.1%
DWS Central Cash Management Government Fund, 0.04% (j)	63,294,188	63,294,188
DWS ESG Liquidity Fund “Capital Shares” , 0.09% (j)	12,113	12,113
Total Cash Equivalents (Cost $63,306,293)		63,306,301

The accompanying notes are an integral part of the financial statements.
30 |	DWS Short Duration Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,261,196,536)	103.9	1,281,489,962
Other Assets and Liabilities, Net	(3.9)	(48,097,847)
Net Assets	100.0	1,233,392,115
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 9/30/2020	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (a) (i)
241,570	—	—	—	9,564	8,205	—	5,250	251,134
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 0.01% (j) (k)
12,380,855	2,162,505 (l)	—	—	—	4,105	—	14,543,360	14,543,360
Cash Equivalents 5.1%
DWS Central Cash Management Government Fund, 0.04% (j)
51,335,095	326,105,710	314,146,617	—	—	20,566	—	63,294,188	63,294,188
DWS ESG Liquidity Fund “Capital Shares” , 0.09% (j)
12,105	10	—	—	(2)	11	—	12,113	12,113
63,969,625	328,268,225	314,146,617	—	9,562	32,887	—	77,854,911	78,100,795
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $14,140,394, which is 1.2% of net assets.
(b)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)	Investment was valued using significant unobservable inputs.
(f)	Government-backed debt issued by financial companies or government sponsored enterprises.
(g)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 31

(h)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	6/30/2021	227	28,023,937	28,011,445	12,492
At March 31, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	8,000,000	USD	6,100,735	4/23/2021	23,514	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	6,178,623	AUD	8,000,000	4/23/2021	(101,402)	Citigroup, Inc.
Currency Abbreviation(s)

The accompanying notes are an integral part of the financial statements.
32 |	DWS Short Duration Fund

AUD	Australian Dollar
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$ —	$ 549,828,047	$ —	$ 549,828,047
Mortgage-Backed Securities Pass-Throughs	—	41,363,482	—	41,363,482
Asset-Backed	—	240,362,656	—	240,362,656
Commercial Mortgage-Backed Securities	—	134,097,587	—	134,097,587
Collateralized Mortgage Obligations	—	42,574,951	2,914,289	45,489,240
Government & Agency Obligations	—	178,138,247	—	178,138,247
Short-Term U.S. Treasury Obligation	—	2,589,917	—	2,589,917
Exchange-Traded Funds	11,771,125	—	—	11,771,125
Common Stocks	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments	77,849,661	—	—	77,849,661
Derivatives (b)
Futures Contracts	12,492	—	—	12,492
Forward Foreign Currency Contracts	—	23,514	—	23,514
Total	$89,633,278	$1,188,978,401	$2,914,289	$1,281,525,968

The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 33

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$ —	$ (101,402)	$ —	$ (101,402)
Total	$ —	$ (101,402)	$ —	$ (101,402)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.
34 |	DWS Short Duration Fund

Statement of Assets and Liabilities
as of March 31, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $1,183,103,336) — including $14,140,394 of securities loaned	$ 1,203,389,167
Investment in DWS Government & Agency Securities Portfolio (cost $14,543,360)*	14,543,360
Investment in affiliated securities, at value (cost $63,549,840)	63,557,435
Cash	75,858
Foreign currency, at value (cost $10,576)	14,701
Receivable for Fund shares sold	6,716,442
Interest receivable	6,408,381
Receivable for variation margin on futures contracts	13,090
Unrealized appreciation on forward foreign currency contracts	23,514
Other assets	48,311
Total assets	1,294,790,259
Liabilities
Payable upon return of securities loaned	14,543,360
Payable for investments purchased	2,597,316
Payable for investments purchased — when-issued securities	41,332,188
Payable for Fund shares redeemed	1,572,362
Unrealized depreciation on forward foreign currency contracts	101,402
Distributions payable	401,915
Accrued management fee	298,004
Accrued Trustees' fees	9,144
Other accrued expenses and payables	542,453
Total liabilities	61,398,144
Net assets, at value	$ 1,233,392,115
Net Assets Consist of
Distributable earnings (loss)	(112,757,093)
Paid-in capital	1,346,149,208
Net assets, at value	$ 1,233,392,115
*	Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 35

Statement of Assets and Liabilities as of March 31, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($273,882,789 ÷ 30,946,563 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.85
Maximum offering price per share (100 ÷ 97.75 of $8.85)	$ 9.05
Class T
Net Asset Value and redemption price per share ($11,191 ÷ 1,264 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.85
Maximum offering price per share (100 ÷ 97.50 of $8.85)	$ 9.08
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($26,679,538 ÷ 3,016,927 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)	$ 8.84
Class R6
Net Asset Value, offering and redemption price per share ($2,551,587 ÷ 287,987 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.86
Class S
Net Asset Value, offering and redemption price per share ($392,773,294 ÷ 44,258,314 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.87
Institutional Class
Net Asset Value, offering and redemption price per share ($537,493,716 ÷ 60,672,789 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.86
The accompanying notes are an integral part of the financial statements.
36 |	DWS Short Duration Fund

Statement of Operations
for the six months ended March 31, 2021 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $1,002)	$ 14,600,290
Dividends	282,441
Income distributions from affiliated Underlying Funds	28,782
Securities lending income, net of borrower rebates	4,105
Total income	14,915,618
Expenses:
Management fee	2,117,093
Administration fee	562,625
Services to shareholders	684,670
Distribution and service fees	473,086
Custodian fee	9,380
Professional fees	42,721
Reports to shareholders	44,690
Registration fees	58,012
Trustees' fees and expenses	19,037
Other	38,187
Total expenses before expense reductions	4,049,501
Expense reductions	(528,091)
Total expenses after expense reductions	3,521,410
Net investment income	11,394,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,718,723
Futures	3,970,732
Foreign currency	57,278
Payments by affiliates (see Note H)	1,928
5,748,661
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	9,562
Non-affiliated investments	5,215,155
Futures	78,188
Forward foreign currency contracts	(77,888)
Foreign currency	3,828
5,228,845
Net gain (loss)	10,977,506
Net increase (decrease) in net assets resulting from operations	$ 22,371,714
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 37

Statements of Changes in Net Assets
	Six Months Ended March 31, 2021	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2020
Operations:
Net investment income	$ 11,394,208	$ 25,380,840
Net realized gain (loss)	5,748,661	4,080,775
Change in net unrealized appreciation (depreciation)	5,228,845	4,786,511
Net increase (decrease) in net assets resulting from operations	22,371,714	34,248,126
Distributions to shareholders:
Class A	(2,791,783)	(6,081,044)
Class T	(114)	(258)
Class C	(192,641)	(692,385)
Class R6	(29,603)	(61,068)
Class S	(4,446,655)	(10,345,891)
Institutional Class	(5,525,421)	(10,556,344)
Total distributions	(12,986,217)	(27,736,990)
Fund share transactions:
Proceeds from shares sold	406,572,773	840,725,662
Reinvestment of distributions	11,214,412	23,795,284
Payments for shares redeemed	(302,031,352)	(822,234,923)
Net increase (decrease) in net assets from Fund share transactions	115,755,833	42,286,023
Increase (decrease) in net assets	125,141,330	48,797,159
Net assets at beginning of period	1,108,250,785	1,059,453,626
Net assets at end of period	$1,233,392,115	$1,108,250,785
The accompanying notes are an integral part of the financial statements.
38 |	DWS Short Duration Fund

Financial Highlights
DWS Short Duration Fund — Class A
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$8.78	$8.69	$8.54	$8.69	$8.74	$8.82
Income (loss) from investment operations:
Net investment income[a]	.08	.19	.21	.20	.17	.15
Net realized and unrealized gain (loss)	.08	.11	.18	(.14)	.01	(.01)
Total from investment operations	.16	.30	.39	.06	.18	.14
Less distributions from:
Net investment income	(.09)	(.21)	(.24)	(.21)	(.23)	(.22)
Net asset value, end of period	$8.85	$8.78	$8.69	$8.54	$8.69	$8.74
Total Return (%)[b,c]	1.84 *	3.50	4.64	.73	2.06	1.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	274	262	227	149	158	243
Ratio of expenses before expense reductions (%)	.84 **	.85	.87	.88	.88	.89
Ratio of expenses after expense reductions (%)	.77 **	.77	.79	.79	.80	.80
Ratio of net investment income (%)	1.80 **	2.20	2.48	2.29	1.99	1.77
Portfolio turnover rate (%)	35 *	75	51	40	32	58
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 39

DWS Short Duration Fund — Class T
	Six Months Ended 3/31/21	Years Ended September 30,			Period Ended
	(Unaudited)	2020	2019	2018	9/30/17 [a]
Selected Per Share Data
Net asset value, beginning of period	$8.78	$8.69	$8.54	$8.69	$8.70
Income (loss) from investment operations:
Net investment income[b]	.08	.19	.21	.20	.04
Net realized and unrealized gain (loss)	.08	.11	.18	(.14)	.02
Total from investment operations	.16	.30	.39	.06	.06
Less distributions from:
Net investment income	(.09)	(.21)	(.24)	(.21)	(.07)
Net asset value, end of period	$8.85	$8.78	$8.69	$8.54	$8.69
Total Return (%)[c,d]	1.83 *	3.50	4.64	.73	.73 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	11	11	11	10	10
Ratio of expenses before expense reductions (%)	.89 **	.85	.88	.88	1.00 **
Ratio of expenses after expense reductions (%)	.77 **	.77	.80	.79	.80 **
Ratio of net investment income (%)	1.77 **	2.20	2.48	2.31	1.96 **
Portfolio turnover rate (%)	35 *	75	51	40	32 [e]
[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.
[b]	Based on average shares outstanding during the period.
[c]	Total return does not reflect the effect of any sales charges.
[d]	Total return would have been lower had certain expenses not been reduced.
[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
40 |	DWS Short Duration Fund

DWS Short Duration Fund — Class C
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$8.77	$8.68	$8.53	$8.68	$8.73	$8.81
Income (loss) from investment operations:
Net investment income[a]	.05	.12	.15	.13	.11	.09
Net realized and unrealized gain (loss)	.08	.11	.18	(.13)	.00 *	(.01)
Total from investment operations	.13	.23	.33	.00 *	.11	.08
Less distributions from:
Net investment income	(.06)	(.14)	(.18)	(.15)	(.16)	(.16)
Net asset value, end of period	$8.84	$8.77	$8.68	$8.53	$8.68	$8.73
Total Return (%)[b,c]	1.44 **	2.72	3.87	(.03)	1.29	.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	27	33	53	63	97	133
Ratio of expenses before expense reductions (%)	1.61 ***	1.60	1.63	1.63	1.64	1.64
Ratio of expenses after expense reductions (%)	1.52 ***	1.52	1.54	1.54	1.55	1.55
Ratio of net investment income (%)	1.06 ***	1.44	1.74	1.53	1.23	1.03
Portfolio turnover rate (%)	35 **	75	51	40	32	58
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 41

DWS Short Duration Fund — Class R6
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$8.79	$8.70	$8.55	$8.70	$8.75	$8.84
Income (loss) from investment operations:
Net investment income[a]	.09	.21	.24	.22	.19	.18
Net realized and unrealized gain (loss)	.08	.11	.17	(.14)	.01	(.02)
Total from investment operations	.17	.32	.41	.08	.20	.16
Less distributions from:
Net investment income	(.10)	(.23)	(.26)	(.23)	(.25)	(.25)
Net asset value, end of period	$8.86	$8.79	$8.70	$8.55	$8.70	$8.75
Total Return (%)	1.98 *	3.76	4.90	.98 [b]	2.31 [b]	1.79 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2	2.139		.238	.01
Ratio of expenses before expense reductions (%)	.51 **	.52	.53	.57	.56	.75
Ratio of expenses after expense reductions (%)	.51 **	.52	.53	.54	.55	.55
Ratio of net investment income (%)	2.06 **	2.45	2.77	2.52	2.22	2.04
Portfolio turnover rate (%)	35 *	75	51	40	32	58
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
42 |	DWS Short Duration Fund

DWS Short Duration Fund — Class S
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$8.80	$8.71	$8.56	$8.72	$8.76	$8.85
Income (loss) from investment operations:
Net investment income[a]	.09	.21	.24	.22	.19	.18
Net realized and unrealized gain (loss)	.08	.11	.17	(.15)	.02	(.02)
Total from investment operations	.17	.32	.41	.07	.21	.16
Less distributions from:
Net investment income	(.10)	(.23)	(.26)	(.23)	(.25)	(.25)
Net asset value, end of period	$8.87	$8.80	$8.71	$8.56	$8.72	$8.76
Total Return (%)[b]	1.97 *	3.75	4.90	.87	2.43	1.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	393	376	554	552	522	570
Ratio of expenses before expense reductions (%)	.66 **	.66	.68	.69	.70	.70
Ratio of expenses after expense reductions (%)	.52 **	.52	.54	.54	.55	.55
Ratio of net investment income (%)	2.05 **	2.44	2.74	2.55	2.23	2.02
Portfolio turnover rate (%)	35 *	75	51	40	32	58
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Short Duration Fund	| 43

DWS Short Duration Fund — Institutional Class
	Six Months Ended 3/31/21	Years Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
Selected Per Share Data
Net asset value, beginning of period	$8.78	$8.70	$8.55	$8.70	$8.74	$8.83
Income (loss) from investment operations:
Net investment income[a]	.09	.21	.24	.22	.19	.18
Net realized and unrealized gain (loss)	.09	.10	.17	(.14)	.02	(.03)
Total from investment operations	.18	.31	.41	.08	.21	.15
Less distributions from:
Net investment income	(.10)	(.23)	(.26)	(.23)	(.25)	(.24)
Net asset value, end of period	$8.86	$8.78	$8.70	$8.55	$8.70	$8.74
Total Return (%)[b]	2.09 *	3.64	4.90	.98	2.43	1.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	537	435	223	129	100	45
Ratio of expenses before expense reductions (%)	.59 **	.61	.61	.64	.64	.61
Ratio of expenses after expense reductions (%)	.52 **	.52	.54	.54	.55	.55
Ratio of net investment income (%)	2.05 **	2.45	2.74	2.55	2.20	2.01
Portfolio turnover rate (%)	35 *	75	51	40	32	58
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.
44 |	DWS Short Duration Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Short Duration Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective May 10, 2021, Class C shares automatically convert to Class A shares in the same fund after 8 years instead of 10 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are only available to participants in certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards
DWS Short Duration Fund	| 45

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1 securities.
Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
46 |	DWS Short Duration Fund

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its
DWS Short Duration Fund	| 47

securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2021, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.02% annualized effective rate as of March 31, 2021) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2021, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
48 |	DWS Short Duration Fund

Remaining Contractual Maturity of the Agreements as of March 31, 2021

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$ 11,286,895	$ —	$ —	$ —	$ 11,286,895
Government & Agency Obligations	1,848,640	—	—	—	1,848,640
Exchange-Traded Funds	1,407,825	—	—	—	1,407,825
Total Borrowings	$ 14,543,360	$ —	$ —	$ —	$ 14,543,360
Gross amount of recognized liabilities for securities lending transactions:					$ 14,543,360
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2020, the Fund had net tax basis capital loss carryforwards of approximately $136,023,000, including short-term losses ($59,054,000) and long-term losses ($76,969,000), which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2021, the aggregate cost of investments for federal income tax purposes was $1,263,888,600. The net unrealized appreciation for all investments based on tax cost was $17,601,362. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $22,203,616 and aggregate
DWS Short Duration Fund	| 49

gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,602,254.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, futures contracts, swap contracts, paydown losses on mortgage securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and
50 |	DWS Short Duration Fund

discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended ended March 31, 2021, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration and for non-hedging purposes to seek to enhance potential gains.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of March 31, 2021 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2021, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $28,011,000 to $111,770,000.
Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2021, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund
DWS Short Duration Fund	| 51

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2021 is included in the table following the Fund’s Investment Portfolio. For the six months ended March 31, 2021, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $6,101,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $6,179,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2021 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ 12,492	$ 12,492
Foreign Exchange Contracts (b)	23,514	—	23,514
	$ 23,514	$ 12,492	$ 36,006
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.
(b)	Unrealized appreciation on forward foreign currency contracts
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$ (101,402)
The above derivative is located in the following Statement of Assets and Liabilities account:
(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2021 and the related location in the accompanying
52 |	DWS Short Duration Fund

Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$ 3,970,732
The above derivative is located in the following Statement of Operations account:
(a)	Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$ —	$ 78,188	$ 78,188
Foreign Exchange Contracts (b)	(77,888)	—	(77,888)
	$ (77,888)	$ 78,188	$ 300
Each of the above derivatives is located in the following Statement of Operations accounts:
(a)	Change in net unrealized appreciation (depreciation) on futures
(b)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
As of March 31, 2021, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$ 23,514	$ (23,514)	$ —	$ —

DWS Short Duration Fund	| 53

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$ 101,402	$ (23,514)	$ —	$ 77,888
C.	Purchases and Sales of Securities
During the six months ended March 31, 2021, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$400,941,365	$386,996,377
U.S. Treasury Obligations	$111,353,884	$ —
D.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%
Accordingly, for the six months ended March 31, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.365% of the Fund’s average daily net assets.
54 |	DWS Short Duration Fund

For the period from October 1, 2020 through January 31, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.77%
Class T	.77%
Class C	1.52%
Class R6	.52%
Class S	.52%
Institutional Class	.52%
Effective February 1, 2021 through January 31, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.78%
Class T	.78%
Class C	1.53%
Class R6	.53%
Class S	.53%
Institutional Class	.53%
For the six months ended March 31, 2021, fees waived and/or expenses reimbursed for certain classes are as follows:
Class A	$ 90,946
Class T	6
Class C	12,756
Class S	257,866
Institutional Class	166,517
$ 528,091
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s
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average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2021, the Administration Fee was $562,625, of which $101,002 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2021
Class A	$ 15,775	$ 5,364
Class T	13	3
Class C	1,092	382
Class R6	44	14
Class S	100,125	34,168
Institutional Class	364	106
	$ 117,413	$ 40,037
In addition, for the six months ended March 31, 2021, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 113,489
Class C	14,580
Class S	192,203
Institutional Class	209,741
$ 530,013
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements
56 |	DWS Short Duration Fund

with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2021
Class C	$ 112,061	$ 17,122
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, T and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2021	Annualized Rate
Class A	$ 323,973	$ 108,701.24%
Class T	8	7.15%
Class C	37,044	11,643.25%
	$ 361,025	$ 120,351
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2021 aggregated $9,527.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2021, the CDSC for Class C shares aggregated $2,225. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2021, DDI received $2,687 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,033, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and
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DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2021, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $314.
E.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2021.
58 |	DWS Short Duration Fund

F.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	7,852,713	$ 69,422,628	15,445,111	$ 133,917,068
Class C	258,581	2,282,617	490,317	4,209,049
Class R6	80,755	715,595	79,590	684,244
Class S	12,234,609	108,569,426	16,923,362	147,147,561
Institutional Class	25,470,509	225,582,507	64,076,316	554,767,740
		$ 406,572,773		$ 840,725,662
Shares issued to shareholders in reinvestment of distributions
Class A	297,844	$ 2,634,119	669,460	$ 5,768,178
Class T	13	114	30	258
Class C	21,154	186,843	74,132	638,211
Class R6	3,355	29,603	7,090	61,068
Class S	472,351	4,187,582	1,107,249	9,572,377
Institutional Class	471,824	4,176,151	899,052	7,755,192
		$ 11,214,412		$ 23,795,284
Shares redeemed
Class A	(7,110,459)	$ (62,816,256)	(12,325,846)	$ (105,887,634)
Class C	(1,017,941)	(8,992,999)	(2,943,535)	(25,388,089)
Class R6	(68,389)	(606,796)	(71,535)	(613,199)
Class S	(11,125,520)	(98,683,455)	(38,920,670)	(337,366,993)
Institutional Class	(14,781,803)	(130,931,846)	(41,120,844)	(352,979,008)
		$ (302,031,352)		$ (822,234,923)
DWS Short Duration Fund	| 59

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	1,040,098	$ 9,240,491	3,788,725	$ 33,797,612
Class T	13	114	30	258
Class C	(738,206)	(6,523,539)	(2,379,086)	(20,540,829)
Class R6	15,721	138,402	15,145	132,113
Class S	1,581,440	14,073,553	(20,890,059)	(180,647,055)
Institutional Class	11,160,530	98,826,812	23,854,524	209,543,924
		$ 115,755,833		$ 42,286,023
G.	Payments by Affiliates
During the six months ended March 31, 2021, the Advisor agreed to reimburse the Fund $1,928 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.
H.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the
60 |	DWS Short Duration Fund

impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Short Duration Fund	| 61

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class A, Class T, Class C, Class S and Institutional Class shares; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2020 to March 31, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
62 |	DWS Short Duration Fund

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2021 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/21	$1,018.40	$1,018.30	$1,014.40	$1,019.80	$1,019.70	$1,020.90
Expenses Paid per $1,000*	$ 3.87	$ 3.87	$ 7.63	$ 2.57	$ 2.62	$ 2.62
Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/21	$1,021.09	$1,021.09	$1,017.35	$1,022.39	$1,022.34	$1,022.34
Expenses Paid per $1,000*	$ 3.88	$ 3.88	$ 7.64	$ 2.57	$ 2.62	$ 2.62
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS Short Duration Fund	.77%	.77%	1.52%	.51%	.52%	.52%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
DWS Short Duration Fund	| 63

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2021, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2019 through November 30, 2020 (the “Reporting Period” ). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
64 |	DWS Short Duration Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Short Duration Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2020.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s
DWS Short Duration Fund	| 65

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2019.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
66 |	DWS Short Duration Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment
DWS Short Duration Fund	| 67

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order” ). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with
68 |	DWS Short Duration Fund

applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
DWS Short Duration Fund	| 69

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
70 |	DWS Short Duration Fund

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	PPIAX	PPITX	PPLCX	DBPIX	PPILX
CUSIP Number	25155T 627	25155T 288	25155T 593	25155T 585	25155T 577
Fund Number	418	1733	718	822	1422
For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Class R6
Nasdaq Symbol	PPLZX
CUSIP Number	25155T 452
Fund Number	1634
DWS Short Duration Fund	| 71

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

72 |	DWS Short Duration Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2020
DWS Short Duration Fund	| 73

Notes

Notes

DSDF-3
(R-027148-10 5/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/28/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	5/28/2021